Loans Payable - Schedule of continuity of loans payable (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 15,692,339	$ 21,533,584
Interest	223,119	197,937
Repayment	(1,271,535)	(1,259,778)
Foreign exchange movement	(1,565,875)	(1,452,537)
Sale of Norway subsidiary		(3,326,867)
Ending balance	13,078,048	15,692,339
Less: Current portion	(1,224,102)	(1,224,102)
Non-current portion	11,853,946	14,468,237
Norway Acquisition [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	0	3,172,089
Interest	0	25,133
Repayment	0	0
Foreign exchange movement	0	129,645
Sale of Norway subsidiary		(3,326,867)
Ending balance	0	0
Less: Current portion	0
Non-current portion	0
Boden Technologies Ab [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	15,692,339	18,361,495
Interest	223,119	172,804
Repayment	(1,271,535)	(1,259,778)
Foreign exchange movement	(1,565,875)	(1,582,182)
Sale of Norway subsidiary		0
Ending balance	13,078,048	$ 15,692,339
Less: Current portion	(1,224,102)
Non-current portion	$ 11,853,946